21. Exploration and evaluation of oil and gas reserves (Tables)	6 Months Ended
Jun. 30, 2020
Exploration And Evaluation Of Oil And Gas Reserves
Schedule of changes in balances of capitalized costs

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	Jan-Jun/2020	Jan-Dec/2019
Property plant and equipment
Opening Balance	4,262	4,132
Additions	253	510
Write-offs	(3)	(216)
Transfers	(89)	-
Cumulative translation adjustment	(1,121)	(164)
Closing Balance	3,302	4,262
Intangible Assets (**)	13,918	18,919
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	17,220	23,181

(*) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.
(**) The signature bonuses related to the results of the 16th ANP bidding round and Surplus Oil of Transfer of Rights Agreement, in the amount of US$ 15.341, are described in note 24.1 to the consolidated financial statements for the year ended December 31, 2019.

Schedule of exploration costs

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Exploration costs recognized in the statement of income
Geological and geophysical expenses	119	191	47	86
Exploration expenditures written off (includes dry wells and signature bonuses)	38	64	12	14
Contractual penalties	10	14	4	-
Other exploration expenses	2	5	2	0
Total expenses	169	274	65	100
Cash used in :
Operating activities	120	196	48	87
Investment activities	276	198	127	104
Total cash used	396	394	175	191